Separation of Kyndryl - Major categories of income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations
Provision for income taxes	$ 714	$ 484	$ 670
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	1,030	1,658	2,285
Managed infrastructure services unit | Disposed by separation
Discontinued Operations
Revenue	14,994	18,441	19,433
Cost of sales	11,270	13,651	14,478
Selling, general and administrative	1,865	1,638	1,726
Restructuring charges	35	887	158
RD&E and Other (income) and expense	80	124	116
Income from discontinued operations before income taxes	1,744	2,142	2,954
Provision for income taxes	714	484	670
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	1,030	1,658	2,285
Microelectronics Business
Discontinued Operations
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	$ (1)	$ 89	$ (4)